United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number:  811-05069

EquiTrust Variable Insurance Series Fund
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi  Rojohn,      5400 University Avenue, West Des  Moines  IA
50266-5997
(Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:    December 31, 2005

Date of reporting period:   March 31, 2005

Item 1.    Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
March 31, 2005
(Unaudited)
                                                                            Shares
                                                                             Held             Value
                                                                            ----------      ----------
COMMON STOCKS (86.37%)
  BUSINESS SERVICES (4.72%)
  Affiliated Computer Services, Inc.-Class A                                     5,800<F1>$    308,792
  Computer Associates International, Inc.                                       12,174         329,915
  Compuware Corp.                                                               16,050<F1>     115,560
  Electronic Data Systems Corp.                                                  5,745         118,749
  Fair Isaac & Company, Inc.                                                     4,719         162,522
  First Data Corp.                                                               3,520         138,371
  Microsoft Corp.                                                               16,425         396,992
  Oracle Corp.                                                                  12,300<F1>     153,504
  SunGard Data Systems, Inc.                                                     6,200<F1>     213,900
  Symantec Corp.                                                                18,016<F1>     384,281
  Veritas Software Corp.                                                        16,800<F1>     390,096
                                                                                            ----------
                                                                                             2,712,682
  CHEMICALS AND ALLIED PRODUCTS (14.25%)
  Abbott Laboratories                                                            8,000         372,960
  Biogen Idec, Inc.                                                              3,030<F1>     104,565
  Bristol-Myers Squibb Co.                                                      18,220         463,881
  Colgate-Palmolive Co.                                                          3,255         169,813
  E.I. du Pont de Nemours & Co.                                                 12,555         643,318
  GlaxoSmithKline plc                                                            5,500         252,560
  IVAX Corp.                                                                    17,000<F1>     336,090
  Johnson & Johnson                                                              9,525         639,699
  KV Pharmaceutical Co.-Class A                                                 12,700<F1>     294,640
  Merck & Co., Inc.                                                              9,764         316,061
  Mylan Laboratories, Inc.                                                      40,025         709,243
  Olin Corp.                                                                     6,400         142,720
  Pfizer, Inc.                                                                  36,036         946,666
  Schering-Plough Corp.                                                         23,200         421,080
  Sensient Technologies Corp.                                                   56,375       1,215,445
  SurModics, Inc.                                                               11,992<F1>     382,665
  Taro Pharmaceutical Industries, Ltd.                                           6,600<F1>     208,296
  Teva Pharmaceutical Industries, Ltd.                                          10,216         316,696
  Wyeth                                                                          5,835         246,120
                                                                                            ----------
                                                                                             8,182,518
  COMMUNICATIONS (2.29%)
  Centurytel, Inc.                                                              19,300         633,812
  Comcast Corp.-Class A                                                          3,235<F1>     109,278
  Nextel Communications, Inc.                                                   20,200<F1>     574,084
                                                                                            ----------
                                                                                             1,317,174
  DEPOSITORY INSTITUTIONS (8.37%)
  AmSouth Bancorp.                                                              17,100         443,745
  Astoria Financial Corp.                                                       11,550         292,215
  Bank of America Corp.                                                         18,504         816,026
  Bank of New York Co., Inc.                                                     8,681         252,183
  Citigroup, Inc.                                                               23,183       1,041,844
  National City Corp.                                                            6,830         228,805
  New York Community Bancorp., Inc.                                             23,156         420,513
  U. S. Bancorp.                                                                20,450         589,369
  Wachovia Corp.                                                                 7,650         389,461
  Wilmington Trust Corp.                                                         9,500         333,450
                                                                                            ----------
                                                                                             4,807,611
  EATING & DRINKING PLACES (0.57%)
  Wendy's International, Inc.                                                    8,400         327,936

  ELECTRIC, GAS AND SANITARY SERVICES (3.45%)
  Alliant Energy Corp.                                                           8,660         231,915
  Atmos Energy Corp.                                                            17,012         459,324
  Black Hills Corp.                                                              7,520         248,686
  Nisource, Inc.                                                                16,000         364,640
  Pepco Holdings, Inc.                                                          16,200         340,038
  Xcel Energy, Inc.                                                             19,405         333,378
                                                                                            ----------
                                                                                             1,977,981
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (1.97%)
  Acuity Brands, Inc.                                                           11,417         308,259
  ADC Telecommunications, Inc.                                                 127,440<F1>     253,606
  Cisco Systems, Inc.                                                            6,500<F1>     116,285
  ECI Telecom, Ltd.                                                             10,000<F1>      71,900
  Emerson Electric Co.                                                           2,300         149,339
  Intel Corp.                                                                    8,900         206,747
  JDS Uniphase Corp.                                                            16,400<F1>      27,388
                                                                                            ----------
                                                                                             1,133,524
  ENGINEERING AND MANAGEMENT SERVICES (0.40%)
  Shaw Group, Inc.                                                              10,400<F1>     226,720

  FOOD AND KINDRED PRODUCTS (3.05%)
  Anheuser-Busch Cos., Inc.                                                      6,395         303,059
  Coca-Cola Co.                                                                  6,680         278,356
  ConAgra Foods, Inc.                                                           24,000         648,480
  Sara Lee Corp.                                                                23,400         518,544
                                                                                            ----------
                                                                                             1,748,439
  FOOD STORES (1.66%)
  7-Eleven, Inc.                                                                26,530<F1>     637,251
  Kroger Co.                                                                    19,526<F1>     313,002
                                                                                            ----------
                                                                                               950,253
  GENERAL MERCHANDISE STORES (1.84%)
  Federated Department Stores, Inc.                                              6,008         382,349
  Fred's, Inc.                                                                  23,865         409,762
  Target Corp.                                                                   5,300         265,106
                                                                                            ----------
                                                                                             1,057,217
  HEALTH SERVICES (2.98%)
  Laboratory Corp. of America Holdings                                          10,660<F1>     513,812
  Lifepoint Hospitals, Inc.                                                      6,227<F1>     272,992
  Province Healthcare Co.                                                       17,950<F1>     432,416
  Universal Health Services, Inc.-Class B                                        9,420         493,608
                                                                                            ----------
                                                                                             1,712,828
  HOLDING AND OTHER INVESTMENT OFFICES (0.82%)
  Highwoods Properties, Inc.                                                    17,500         469,350

  INDUSTRIAL MACHINERY AND EQUIPMENT (3.27%)
  EMC Corp.                                                                     22,500<F1>     277,200
  Hewlett-Packard Co.                                                            6,000         131,640
  Ingersoll-Rand Co., Ltd.-Class A                                               9,950         792,518
  Solectron Corp.                                                               22,500<F1>      78,075
  SPX Corp.                                                                      9,023         390,515
  Stanley Works (The)                                                            4,600         208,242
                                                                                            ----------
                                                                                             1,878,190
  INSTRUMENTS AND RELATED PRODUCTS (3.92%)
  Agilent Technologies, Inc.                                                     7,000<F1>     155,400
  Becton Dickinson & Co.                                                        13,226         772,663
  Fisher Scientific International, Inc.                                          8,176<F1>     465,378
  Medtronic Inc.                                                                 6,300         320,985
  Perkinelmer, Inc.                                                             11,900         245,497
  Steris Corp.                                                                  11,448<F1>     289,062
                                                                                            ----------
                                                                                             2,248,985
  INSURANCE CARRIERS (5.35%)
  Allstate Corp.                                                                11,275         609,527
  American International Group, Inc.                                             9,740         539,693
  MBIA, Inc.                                                                    11,400         595,992
  Protective Life Corp.                                                          9,300         365,490
  Safeco Corp.                                                                   8,800         428,648
  WellPoint, Inc.                                                                4,266<F1>     534,743
                                                                                            ----------
                                                                                             3,074,093
  METAL MINING (1.45%)
  Barrick Gold Corp.                                                            20,000         479,200
  Placer Dome, Inc.                                                             21,600         350,352
                                                                                            ----------
                                                                                               829,552
  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.46%)
  Hasbro, Inc.                                                                  12,900         263,805

  MOTION PICTURES (0.79%)
  News Corp.-Class A                                                            17,040         288,317
  Time Warner, Inc.                                                              9,600<F1>     168,480
                                                                                            ----------
                                                                                               456,797
  NONDEPOSITORY INSTITUTIONS (0.54%)
  Federal Home Loan Mortgage Corp.                                               4,900         309,680

  OIL AND GAS EXTRACTION (5.73%)
  Burlington Resources, Inc.                                                    20,000       1,001,400
  EOG Resources, Inc.                                                           11,600         565,384
  Occidental Petroleum Co.                                                       8,600         612,062
  Rowan Companies, Inc.                                                         16,900         505,817
  Whiting Petroleum Corp.                                                       14,900<F1>     607,622
                                                                                            ----------
                                                                                             3,292,285
  PAPER AND ALLIED PRODUCTS (1.02%)
  Abitibi Consolidated, Inc.                                                    92,600         428,738
  Sonoco Products Co.                                                            5,500         158,675
                                                                                            ----------
                                                                                               587,413
  PETROLEUM AND COAL PRODUCTS (6.42%)
  BP PLC                                                                         6,000         374,400
  ChevronTexaco Corp.                                                           14,100         822,171
  ConocoPhillips                                                                16,833       1,815,271
  Marathon Oil Corp.                                                            14,400         675,648
                                                                                            ----------
                                                                                             3,687,490
  PRIMARY METAL INDUSTRIES (0.78%)
  Northwest Pipe Co.                                                            18,215<F1>     449,728

  PRINTING AND PUBLISHING (1.77%)
  Belo Corp.-Series A                                                           26,400         637,296
  Cenveo, Inc.                                                                  14,840<F1>      83,698
  R.R. Donnelley & Sons Co.                                                      9,400         297,228
                                                                                            ----------
                                                                                             1,018,222
  RAILROAD TRANSPORTATION (0.26%)
  Union Pacific Corp.                                                            2,155         150,204

  TOBACCO PRODUCTS (1.61%)
  Altria Group, Inc.                                                            14,100         921,999

  TRANSPORTATION EQUIPMENT (3.12%)
  Federal Signal Corp.                                                          13,300         201,761
  Genuine Parts Co.                                                              7,800         339,222
  Honeywell International, Inc.                                                 23,500         874,435
  ITT Industries, Inc.                                                           4,185         377,654
                                                                                            ----------
                                                                                             1,793,072
  WHOLESALE TRADE - NONDURABLE GOODS (1.86%)
  Dean Foods Co.                                                                16,986<F1>     582,620
  Safeway, Inc.                                                                 26,230<F1>     486,042
                                                                                            ----------
                                                                                             1,068,662
  MISCELLANEOUS EQUITIES (1.65%)
  H & Q Life Sciences Investors                                                 24,867         357,585
  NASDAQ-100 Trust                                                              16,100         588,455
                                                                                            ----------
                                                                                               946,040
                                                                                            ----------
Total Common Stocks (Cost $42,643,756)                                                     49,600,450

SHORT-TERM INVESTMENTS (13.45%)
  MONEY MARKET MUTUAL FUND (0.79%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $453,744)                  453,744         453,744

                                                                           Principal
                                                                             Amount
                                                                            ----------
  COMMERCIAL PAPER (2.09%)
    DEPOSITORY INSTITUTIONS
    Citigroup CP., 2.65%, due 04/11/05                                    $  1,200,000       1,200,000
                                                                                            ----------
  Total Commercial Paper (Cost $1,200,000)                                                   1,200,000

  UNITED STATES GOVERNMENT AGENCIES (10.57%)
    Federal Home Loan Bank, due 04/15/05                                     1,100,000       1,098,861
    Federal Home Loan Mortgage Corp, due 04/05/05                            1,600,000       1,599,535
    Federal Home Loan Mortgage Corp, due 04/19/05                              675,000         674,091
    Federal Home Loan Mortgage Corp, due 04/26/05                              850,000         848,418
    Federal National Mortgage Assoc., due 04/06/05                             600,000         599,783
    Federal National Mortgage Assoc., due 05/09/05                           1,250,000       1,246,384
                                                                                            ----------
  Total United States Government Agencies (Cost $6,067,072)                                  6,067,072
                                                                                            ----------
Total Short-Term Investments (Cost $7,720,816)                                               7,720,816
                                                                                            ----------
Total Investments (Cost $50,364,572) (99.82%)                                               57,321,266

OTHER ASSETS LESS LIABILITIES (0.18%)
  Cash, receivables, prepaid expense and other assets, less liabilities                        101,618
                                                                                            ----------
Total Net Assets (100.00%)                                                                $ 57,422,884
                                                                                            ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 11,834,515
  Unrealized Depreciation                                                  (4,893,447)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                 6,941,068

Cost for federal income tax purposes                                      $ 50,380,198

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
March 31, 2005
(Unaudited)
                                                                                  Shares
                                                                                   Held            Value
                                                                                 ----------      ----------
PREFERRED STOCKS (0.66%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $200,000)                         4,000    $    200,250
                                                                                Principal
                                                                                  Amount
                                                                                 ----------
CORPORATE BONDS (30.99%)
  DEPOSITORY INSTITUTIONS (2.55%)
  Washington Mutual Bank, 5.65%, due 08/15/14                                  $    750,000         775,778

  ELECTRIC, GAS AND SANITARY SERVICES (6.22%)
  Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19                                 700,000<F1>     805,091
  Oglethorpe Power Corp., 6.974%, due 06/30/11                                      241,000         252,534
  PacifiCorp, 6.90%, due 11/15/11                                                   750,000         837,210
                                                                                                ----------
                                                                                                  1,894,835
  FOOD STORES (2.16%)
  Ahold Finance USA, Inc., 8.25%, due 07/15/10                                      600,000         658,500

  HOLDING AND OTHER INVESTMENT OFFICES (2.20%)
  Security Capital Pacific, 7.20%, due 03/01/13                                     275,000         301,986
  Washington REIT, 6.898%, due 02/15/18                                             350,000         367,864
                                                                                                ----------
                                                                                                    669,850
  HOTELS & MOTELS (0.51%)
  Meditrust, 7.60%, due 09/13/05                                                    150,000         153,563

  INSURANCE CARRIERS (2.95%)
  SunAmerica, 8.125%, due 04/28/23                                                  700,000         897,813

  SECURITY & COMMODITY BROKERS (6.89%)
  Goldman Sachs Group Inc, 5.125%, due 1/15/15                                    1,300,000       1,216,514
  Morgan Stanley, 5.125%, due 02/11/19                                              900,000         882,594
                                                                                                ----------
                                                                                                  2,099,108
  TOBACCO PRODUCTS (2.70%)
  UST, Inc., 7.25%, due 06/01/09                                                    750,000         821,550

  TRANSPORTATION - BY AIR (4.28%)
  Continental Airlines, Inc., 6.545%, due 08/02/20                                  411,879         398,513
  Federal Express, 7.50%, due 01/15/18                                              198,833         229,208
  Northwest Airlines, 7.575%, due 03/01/19                                          671,515         676,585
                                                                                                ----------
                                                                                                  1,304,306
  TRANSPORTATION EQUIPMENT (0.53%)
  Ford Motor Co., 9.215%, due 09/15/21                                              150,000         160,950
                                                                                                ----------
Total Corporate Bonds (Cost $9,030,634)                                                           9,436,253

MORTGAGE-BACKED SECURITIES (36.76%)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.01%)
  Pool # 50276, 9.50%, due 02/01/20                                                   1,578           1,756

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (36.75%)
  Pool # 1512, 7.50%, due 12/20/23                                                   35,471          38,161
  Pool # 2631, 7.00%, due 08/01/28                                                   47,380          50,007
  Pool # 2658, 6.50%, due 10/01/28                                                   79,766          83,278
  Pool # 2701, 6.50%, due 01/20/29                                                   95,457          99,595
  Pool # 2796, 7.00%, due 08/01/29                                                   82,922          87,495
  Pool # 3039, 6.50%, due 02/01/31                                                   34,595          36,078
  Pool # 3040, 7.00%, due 02/01/31                                                   62,649          66,025
  Pool # 3188, 6.50%, due 02/20/32                                                  207,721         216,632
  Pool # 3239, 6.50%, due 05/01/32                                                  188,824         196,925
  Pool # 3261, 6.50%, due 07/20/32                                                  370,164         386,044
  Pool # 3320, 5.50%, due 12/01/32                                                1,228,302       1,240,175
  Pool # 3333, 5.50%, due 01/01/33                                                1,012,939       1,022,384
  Pool # 3375, 5.50%, due 04/01/33                                                  159,847         161,338
  Pool # 3390, 5.50%, due 05/01/33                                                  709,695         716,312
  Pool # 3403, 5.50%, due 06/01/33                                                1,210,433       1,221,719
  Pool # 3458, 5.00%, due 10/01/33                                                  848,518         837,196
  Pool # 3499, 5.00%, due 01/01/34                                                1,322,238       1,303,766
  Pool # 3556, 5.50%, due 05/01/34                                                1,446,990       1,460,097
  Pool # 3623, 5.00%, due 10/01/34                                                1,938,135       1,911,059
  Pool # 22630, 6.50%, due 08/01/28                                                  44,311          46,262
  Pool # 276337, 10.00%, due 08/15/19                                                 9,459          10,694
                                                                                                ----------
                                                                                                 11,191,242
                                                                                                ----------
Total Mortgage-Backed Securities (Cost $11,096,787)                                              11,192,998

UNITED STATES GOVERNMENT AGENCIES (6.43%)
  Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13                           1,000,000         961,650
  Government National Mortgage Assoc., 5.00%, due 05/01/30                        1,000,000         995,779
                                                                                                ----------
Total United States Government Agencies (Cost $1,990,003)                                         1,957,429

UNITED STATES TREASURY OBLIGATIONS (6.49%)
  U.S. Treasury Note, 2.50%, due 05/31/06 (Cost $1,996,325)                       2,000,000       1,976,560

SHORT-TERM INVESTMENTS (18.12%)
  COMMERCIAL PAPER (2.87%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 2.78%, due 04/26/05                             300,000         300,000
    ChevronTexaco Corp, 2.75%, due 4/26/05                                          575,000         575,000
                                                                                                ----------
  Total Commercial Paper (Cost $875,000)                                                            875,000

  UNITED STATES GOVERNMENT AGENCIES (13.45%)
    Federal Home Loan Bank, due 4/6/05                                              250,000         249,909
    Federal National Mortgage Assoc., due 4/11/05                                 1,750,000       1,748,711
    Federal National Mortgage Assoc., due 4/20/05                                 2,100,000       2,097,006
                                                                                                ----------
  Total United States Government Agencies (Cost $4,095,626)                                       4,095,626
                                                                                  Shares
                                                                                   Held
                                                                                 ----------
  MONEY MARKET MUTUAL FUND (1.80%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $548,281)                       548,281         548,281
                                                                                                ----------
Total Short-Term Investments (Cost $5,518,907)                                                    5,518,907
                                                                                                ----------
Total Investments (Cost $29,832,656) (99.45%)                                                    30,282,397

OTHER ASSETS LESS LIABILITIES (0.55%)
  Cash, receivables, prepaid expense and other assets, less liabilities                             166,995
                                                                                                ----------
Total Net Assets (100.00%)                                                                     $ 30,449,392
                                                                                                ==========

<F1> Each unit was purchased at 104.481 on 04/20/01.  As of 3/31/05, the carrying value of each unit was 115.013, representing 805,091 or 2.64% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                      $    604,247
  Unrealized Depreciation                                                         (154,506)
                                                                                ----------
  Net Unrealized Appreciation (Depreciation)                                        449,741

Cost for federal income tax purposes                                           $ 29,832,656

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
March 31, 2005
(Unaudited)
                                                                       Shares
                                                                        Held            Value
                                                                      ----------      ----------
PREFERRED STOCKS (1.12%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $350,000)              7,000    $    350,437
                                                                      Principal
                                                                       Amount
                                                                      ----------
CORPORATE BONDS (77.08%)
  APPAREL AND ACCESSORY STORES (4.89%)
  Woolworth (FW) Corp., 8.50%, due 01/15/22                         $  1,400,000       1,533,000

  CHEMICALS AND ALLIED PRODUCTS (5.72%)
  Lyondell Chemical Co., 9.625%, due 05/01/07                            900,000         969,750
  Nova Chemicals, Ltd., 7.875%, due 09/15/25                             800,000         824,000
                                                                                      ----------
                                                                                       1,793,750
  COMMUNICATIONS (1.65%)
  Telephone & Data Systems, Inc., 7.00%, due 08/01/06                    500,000         516,295

  ELECTRIC, GAS AND SANITARY SERVICES (11.10%)
  Alliant Energy Resources, Inc., 9.75%, due 01/15/13                  1,000,000       1,283,790
  ESI Tractebel, 7.99%, due 12/30/11                                     299,000         318,658
  Indianapolis Power & Light Co., 7.05%, due 02/01/24                    750,000         754,665
  Semco Energy, Inc., 7.125%, due 05/15/08                               900,000         913,500
  Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17                   193,776         209,445
                                                                                      ----------
                                                                                       3,480,058
  GENERAL MERCHANDISE STORES (0.06%)
  DR Structured Finance, 8.35%, due 02/15/04                             201,711<F1>      20,171

  HOLDING AND OTHER INVESTMENT OFFICES (19.28%)
  Bradley Operating, L.P., 7.20%, due 01/15/08                           450,000         471,253
  Federal Realty Investment Trust, 7.48%, due 08/15/26                   600,000         647,365
  First Industrial LP, 7.60%, due 07/15/28                               700,000         785,225
  First Industrial LP, 7.75%, due 04/15/32                               500,000         574,140
  HRPT Properties, 6.25%, due 08/15/16                                   375,000         391,988
  iStar Financial, Inc., 7.00%, due 03/15/08                             300,000         316,083
  iStar Financial, Inc., Series B, 5.70%, due 03/01/14                 1,171,000       1,157,170
  Price Development Company, 7.29%, due 03/11/08                         337,000         336,916
  Spieker Properties LP, 7.35%, due 12/01/17                           1,200,000       1,365,672
                                                                                      ----------
                                                                                       6,045,812
  INSURANCE CARRIERS (5.70%)
  Markel Capital Trust, 8.71%, due 01/01/46                            1,000,000       1,081,480
  PXRE Capital Trust, 8.85%, due 02/01/27                                670,000         705,175
                                                                                      ----------
                                                                                       1,786,655

  MOTION PICTURES (3.12%)
  Time Warner, Inc., 8.375%, due 03/15/23                                800,000         978,472

  PAPER AND ALLIED PRODUCTS (9.95%)
  Bowater, Inc., 9.375%, due 12/15/21                                    900,000       1,003,500
  Cascades, Inc., 7.25%, due 02/15/13                                  1,000,000       1,025,000
  Potlatch Corp., 12.50%, due 12/01/09                                   900,000       1,093,500
                                                                                      ----------
                                                                                       3,122,000
  TRANSPORTATION - BY AIR (4.36%)
  Continental Airlines, Inc., 7.461%, due 04/01/15                     1,255,528       1,170,403
  Northwest Airlines, 7.575%, due 03/01/19                               197,257         198,747
                                                                                      ----------
                                                                                       1,369,150
  WATER TRANSPORTATION (7.01%)
  Overseas Shipholding Group, Inc., 8.75%, due 12/01/13                1,100,000       1,226,500
  Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21          1,000,000<F2>     972,190
                                                                                      ----------
                                                                                       2,198,690
  WHOLESALE TRADE-NONDURABLE GOODS (4.24%)
  Safeway, Inc., 7.45%, due 09/15/27                                   1,200,000       1,330,440
                                                                                      ----------
Total Corporate Bonds (Cost $23,062,784)                                              24,174,493

SHORT-TERM INVESTMENTS (20.64%)
  COMMERCIAL PAPER (6.22%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 2.66%, due 04/06/05                  500,000         500,000
    American General Finance Corp., 2.70%, due 04/11/05                  750,000         750,000
    General Electric Capital Corp., 2.77%, due 04/19/05                  700,000         700,000
                                                                                      ----------
  Total Commercial Paper (Cost $1,950,000)                                             1,950,000

  UNITED STATES GOVERNMENT AGENCIES (13.04%)
    Federal Home Loan Bank, due 04/15/05                                 550,000         549,437
    Federal Home Loan Bank, due 04/27/05                                 700,000         698,639
    Federal National Mortgage Assoc., due 04/06/05                       350,000         349,878
    Federal National Mortgage Assoc., due 05/02/05                     1,400,000       1,396,718
    Federal National Mortgage Assoc., due 05/16/05                     1,100,000       1,096,191
                                                                                      ----------
  Total United States Government Agencies (Cost $4,090,863)                            4,090,863
                                                                       Shares
                                                                        Held
                                                                      ----------
  MONEY MARKET MUTUAL FUND (1.38%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $431,630)            431,630         431,630
                                                                                      ----------
Total Short-Term Investments (Cost $6,472,493)                                         6,472,493
                                                                                      ----------
Total Investments (Cost $29,885,277) (98.84%)                                         30,997,423

OTHER ASSETS LESS LIABILITIES (1.16%)
  Cash, receivables, prepaid expense and other assets, less liabilities                  364,026
                                                                                      ----------
Total Net Assets (100.00%)                                                          $ 31,361,449
                                                                                      ==========

<F1>  Partial or no interest was received from this security on its last scheduled interest payment date.
<F2>  Each unit was purchased at $80.50 on 8/26/99. As of 03/31/05, the carrying value of each unit was $97.22, representing $972,190 or 3.10% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                           $  1,451,593
  Unrealized Depreciation                                               -339,447
                                                                      ----------
  Net Unrealized Appreciation (Depreciation)                           1,112,146

Cost for federal income tax purposes                                $ 29,885,277

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
March 31, 2005
(Unaudited)
                                                                            Shares
                                                                             Held            Value
                                                                            ----------     ----------
COMMON STOCKS (62.76%)
  BUSINESS SERVICES (0.54%)
  Electronic Data Systems Corp.                                                 7,500    $    155,025
  Veritas Software Corp.                                                       10,900<F1>     253,098
                                                                                           ----------
                                                                                              408,123
  CHEMICALS AND ALLIED PRODUCTS (11.19%)
  Bristol-Myers Squibb Co.                                                     19,605         499,143
  Colgate-Palmolive Co.                                                         4,230         220,679
  E.I. du Pont de Nemours & Co.                                                16,475         844,179
  GlaxoSmithKline plc                                                           4,700         215,824
  IVAX Corp.                                                                   21,375<F1>     422,584
  Johnson & Johnson                                                            12,527         841,313
  KV Pharmaceutical Co.-Class A                                                12,600<F1>     292,320
  Merck & Co., Inc.                                                            15,158         490,664
  Mylan Laboratories, Inc.                                                     50,025         886,443
  Olin Corp.                                                                   17,100         381,330
  Pfizer, Inc.                                                                 47,104       1,237,422
  Schering-Plough Corp.                                                        15,700         284,955
  Sensient Technologies Corp.                                                  73,945       1,594,254
  Taro Pharmaceutical Industries, Ltd.                                          6,030<F1>     190,307
                                                                                           ----------
                                                                                            8,401,417
  COMMUNICATIONS (1.88%)
  Centurytel, Inc.                                                             24,040         789,474
  Comcast Corp.-Class A                                                         3,930<F1>     132,755
  Nextel Communications, Inc.                                                  17,200<F1>     488,824
                                                                                           ----------
                                                                                            1,411,053
  DEPOSITORY INSTITUTIONS (7.85%)
  AmSouth Bancorp.                                                             24,800         643,560
  Astoria Financial Corp.                                                      15,150         383,295
  Bank of America Corp.                                                        22,272         982,195
  Bank of New York Co., Inc.                                                   11,229         326,202
  Citigroup, Inc.                                                              19,822         890,801
  National City Corp.                                                           8,695         291,283
  New York Community Bancorp., Inc.                                            44,834         814,185
  U. S. Bancorp.                                                               24,470         705,225
  Wachovia Corp.                                                                8,328         423,979
  Wilmington Trust Corp.                                                       12,500         438,750
                                                                                           ----------
                                                                                            5,899,475
  ELECTRIC, GAS AND SANITARY SERVICES (4.90%)
  Alliant Energy Corp.                                                         22,115         592,240
  Atmos Energy Corp.                                                           38,252       1,032,804
  Black Hills Corp.                                                             9,655         319,291
  Nisource, Inc.                                                               20,300         462,637
  Pepco Holdings, Inc.                                                         40,600         852,194
  Xcel Energy, Inc.                                                            24,690         424,174
                                                                                           ----------
                                                                                            3,683,340
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (0.61%)
  Acuity Brands, Inc.                                                          15,101         407,727
  Emerson Electric Co.                                                            800          51,944
                                                                                           ----------
                                                                                              459,671
  ENGINEERING AND MANAGEMENT SERVICES (0.61%)
  Shaw Group, Inc.                                                             21,000<F1>     457,800

  FOOD AND KINDRED PRODUCTS (2.11%)
  Anheuser-Busch Cos., Inc.                                                     7,910         374,855
  ConAgra Foods, Inc.                                                          24,914         673,176
  Sara Lee Corp.                                                               24,100         534,056
                                                                                           ----------
                                                                                            1,582,087
  FOOD STORES (0.54%)
  Kroger Co.                                                                   25,186<F1>     403,732

  GENERAL MERCHANDISE STORES (0.92%)
  Federated Department Stores, Inc.                                             7,681         488,819
  Fred's Inc.                                                                  11,840         203,293
                                                                                           ----------
                                                                                              692,112

  HEALTH SERVICES (1.13%)
  Lifepoint Hospitals, Inc.                                                     4,579<F1>     200,743
  Province Healthcare Co.                                                      13,200<F1>     317,988
  Universal Health Services, Inc.-Class B                                       6,350         332,740
                                                                                           ----------
                                                                                              851,471
  HOLDING AND OTHER INVESTMENT OFFICES (0.77%)
  Highwoods Properties, Inc.                                                   21,500         576,630

  INDUSTRIAL MACHINERY AND EQUIPMENT (2.63%)
  Hewlett-Packard Co.                                                           6,900         151,386
  Ingersoll-Rand Co., Ltd.-Class A                                             10,222         814,182
  SPX Corp.                                                                    10,246         443,447
  Stanley Works (The)                                                          12,500         565,875
                                                                                           ----------
                                                                                            1,974,890
  INSTRUMENTS AND RELATED PRODUCTS (1.88%)
  Becton Dickinson & Co.                                                       13,835         808,241
  Fisher Scientific International, Inc.                                         3,920<F1>     223,126
  Steris Corp.                                                                 14,946<F1>     377,386
                                                                                           ----------
                                                                                            1,408,753
  INSURANCE CARRIERS (3.99%)
  Allstate Corp.                                                               14,465         781,978
  American International Group, Inc.                                            6,170         341,880
  MBIA, Inc.                                                                    7,781         406,791
  Protective Life Corp.                                                         6,200         243,660
  Safeco Corp.                                                                 11,200         545,552
  Wellpoint, Inc.                                                               5,389<F1>     675,511
                                                                                           ----------
                                                                                            2,995,372
  METAL MINING (2.40%)
  Barrick Gold Corp.                                                           41,200         987,152
  Placer Dome, Inc.                                                            50,500         819,110
                                                                                           ----------
                                                                                            1,806,262
  OIL AND GAS EXTRACTION (3.23%)
  Burlington Resources, Inc.                                                   15,000         751,050
  Occidental Petroleum Co.                                                     16,500       1,174,305
  Rowan Companies, Inc.                                                        16,700         499,831
                                                                                           ----------
                                                                                            2,425,186
  PAPER AND ALLIED PRODUCTS (1.84%)
  Abitibi Consolidated, Inc.                                                  133,500         618,105
  P.H. Glatfelter Co.                                                          31,300         461,675
  Sonoco Products Co.                                                          10,600         305,810
                                                                                           ----------
                                                                                            1,385,590
  PETROLEUM AND COAL PRODUCTS (5.05%)
  BP PLC                                                                        8,100         505,440
  ConocoPhillips                                                               21,012       2,265,934
  Marathon Oil Corp.                                                           21,800       1,022,856
                                                                                           ----------
                                                                                            3,794,230
  PRIMARY METAL INDUSTRIES (0.14%)
  Wolverine Tube, Inc.                                                         11,400<F1>     102,030

  PRINTING AND PUBLISHING (1.71%)
  Belo Corp.-Series A                                                          29,600         714,544
  R.R. Donnelley & Sons Co.                                                    18,100         572,322
                                                                                           ----------
                                                                                            1,286,866
  RAILROAD TRANSPORTATION (0.25%)
  Union Pacific Corp.                                                           2,710         188,887

  TOBACCO PRODUCTS (1.34%)
  Altria Group, Inc.                                                           15,400       1,007,006

  TRANSPORTATION EQUIPMENT (3.56%)
  Federal Signal Corp.                                                         36,400         552,188
  Genuine Parts Co.                                                            14,700         639,303
  Honeywell International, Inc.                                                27,400       1,019,554
  ITT Industries, Inc.                                                          5,095         459,773
                                                                                           ----------
                                                                                            2,670,818
  WHOLESALE TRADE - NONDURABLE GOODS (1.69%)
  Dean Foods Co.                                                               19,069<F1>     654,067
  Safeway, Inc.                                                                33,280<F1>     616,678
                                                                                           ----------
                                                                                            1,270,745
                                                                                           ----------
Total Common Stocks (Cost $36,986,497)                                                     47,143,546
                                                                           Principal
                                                                             Amount
                                                                            ----------
MORTGAGE-BACKED SECURITIES (5.02%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 2796, 7.00%, due 08/01/29                                        $   124,384         131,243
  Pool # 3040, 7.00%, due 02/01/31                                             78,311          82,531
  Pool # 3188, 6.50%, due 02/20/32                                            207,721         216,632
  Pool # 3239, 6.50%, due 05/01/32                                            316,239         329,806
  Pool # 3333, 5.50%, due 01/01/33                                            443,161         447,293
  Pool # 3403, 5.50%, due 06/01/33                                            381,570         385,128
  Pool # 3442, 5.00%, due 09/01/33                                          1,266,325       1,249,427
  Pool # 3459, 5.50%, due 10/01/33                                            921,634         930,228
                                                                                           ----------
Total Mortgage-Backed Securities (Cost $3,721,182)                                          3,772,288

UNITED STATES GOVERNMENT AGENCIES (10.83%)
  Government National Mortgage Assoc., 5.00%, due 09/01/23                    700,000         690,801
  Government National Mortgage Assoc., 5.00%, due 09/01/29                    600,000         597,449
  Government National Mortgage Assoc., 5.00%, due 05/01/30                  1,560,000       1,553,415
  Government National Mortgage Assoc., 5.00%, due 06/01/31                  1,300,000       1,290,831
  Government National Mortgage Assoc., 5.00%, due 05/01/33                    780,000         769,636
  Government National Mortgage Assoc., 5.00%, due 06/01/33                  1,693,200       1,680,259
  Government National Mortgage Assoc., 3.47%, due 04/01/34                    611,096         597,160
  Government National Mortgage Assoc., 4.00%, due 10/01/34                    974,582         952,032
                                                                            8,218,878      ----------
Total United States Government Agencies (Cost $8,252,255)                                   8,131,583

SHORT-TERM INVESTMENTS (21.15%)
  COMMERCIAL PAPER (6.99%)
    DEPOSITORY INSTITUTIONS (2.80%)
    Citigroup CP,  2.73%, due 04/19/05                                      2,100,000       2,100,000

    NONDEPOSITORY INSTITUTIONS (3.79%)
    American General Finance Corp., 2.61%, due 04/06/05                       450,000         450,000
    General Electric Capital Corp., 2.66%, due 04/12/05                     2,400,000       2,400,000
                                                                                           ----------
                                                                                            2,850,000
    PETROLEUM & COAL PRODUCTS (0.40%)
    ChevronTexaco Corp., 2.75%, due 05/11/05                                  300,000         300,000
                                                                                           ----------
  Total Commercial Paper (Cost $5,250,000)                                                  5,250,000

  UNITED STATES GOVERNMENT AGENCIES (13.56%)
    Federal Home Loan Bank, due 04/01/05                                      950,000         950,000
    Federal Home Loan Bank, due 04/15/05                                      400,000         399,599
    Federal Home Loan Bank, due 05/18/05                                      600,000         597,836
    Federal Home Loan Mortgage Corp., due 04/05/05                            200,000         199,943
    Federal Home Loan Mortgage Corp., due 05/04/05                          1,700,000       1,695,817
    Federal National Mortgage Assoc., due 04/06/05                          1,700,000       1,699,408
    Federal National Mortgage Assoc., due 04/27/05                          2,500,000       2,495,210
    Federal National Mortgage Assoc., due 04/29/05                            800,000         798,331
    Federal National Mortgage Assoc., due 05/09/05                            750,000         747,815
    Federal National Mortgage Assoc., due 05/11/05                            600,000         598,173
                                                                                           ----------
  Total United States Government Agencies (Cost $10,182,132)                               10,182,132

                                                                             Shares
                                                                              Held
                                                                            ----------

  MONEY MARKET MUTUAL FUND (0.60%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $449,746)                 449,746         449,746
                                                                                           ----------
Total Short-Term Investments (Cost $15,881,878)                                            15,881,878
                                                                                           ----------
Total Investments (Cost $64,841,812) (99.76%)                                              74,929,295

OTHER ASSETS LESS LIABILITIES (0.24%)
  Cash, receivables, prepaid expense and other assets, less liabilities                       179,030
                                                                                           ----------
Total Net Assets (100.00%)                                                               $ 75,108,325
                                                                                           ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $12,461,651
  Unrealized Depreciation                                                  (2,406,109)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                               10,055,542

Cost for federal income tax purposes                                      $64,873,753

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
March 31, 2005
(Unaudited)
                                                                   Annualized
                                                                   Yield on
                                                                   Purchase       Principal
                                                                     Date         Amount      Value
                                                                    --------     ---------   ----------
SHORT-TERM INVESTMENTS (95.80%)
  COMMERCIAL PAPER (11.57%)
    NONDEPOSITORY INSTITUTIONS (7.79%)
    American General Finance Corp., 2.62%, due 05/03/05                2.615 %  $  265,000   $  265,000
    General Electric Capital Corp., 2.53%, due 04/04/05                2.528       100,000      100,000
    General Electric Capital Corp., 2.53%, due 04/04/05                2.528       150,000      150,000
                                                                                            ----------
                                                                                                515,000
    PETROLEUM AND COAL PRODUCTS (3.78%)
    ChevronTexaco Corp., 2.69%, due 04/15/05                           2.686       250,000      250,000
                                                                                            ----------
  Total Commercial Paper (Cost $765,000)                                                        765,000

  UNITED STATES GOVERNMENT AGENCIES (75.20%)
    Federal Farm Credit Bank, due 04/06/05                             2.637       250,000      249,910
    Federal Home Loan Bank, due 04/01/05                               2.609       250,000      250,000
    Federal Home Loan Bank, due 04/08/05                               2.508       250,000      249,880
    Federal Home Loan Bank, due 04/18/05                               2.559       250,000      249,702
    Federal Home Loan Bank, due 04/22/05                               2.596       200,000      199,702
    Federal Home Loan Bank, due 05/04/05                               2.725       225,000      224,447
    Federal Home Loan Bank, due 05/06/05                               2.698       200,000      199,484
    Federal Home Loan Mortgage Corp., due 04/12/05                     2.548       225,000      224,827
    Federal Home Loan Mortgage Corp., due 05/03/05                     2.617        50,000       49,886
    Federal Home Loan Mortgage Corp., due 05/17/05                     2.754       200,000      199,308
    Federal Home Loan Mortgage Corp., due 05/24/05                     2.815       200,000      199,186
    Federal Home Loan Mortgage Corp., due 05/31/05                     2.818       250,000      248,847
    Federal Home Loan Mortgage Corp., due 06/14/05                     2.914       225,000      223,678
    Federal Home Loan Mortgage Corp., due 06/21/05                     2.960       250,000      248,369
    Federal Home Loan Mortgage Corp., due 06/30/05                     2.993       475,000      471,520
    Federal National Mortgage Assoc., due 04/27/05                     2.607       200,000      199,629
    Federal National Mortgage Assoc., due 04/29/05                     2.600       200,000      199,602
    Federal National Mortgage Assoc., due 05/11/05                     2.653       165,000      164,522
    Federal National Mortgage Assoc., due 05/25/05                     2.755       200,000      199,188
    Federal National Mortgage Assoc., due 05/27/05                     2.794       250,000      248,933
    Federal National Mortgage Assoc., due 06/17/05                     2.961       225,000      223,603
    Federal National Mortgage Assoc., due 06/22/05                     2.981       250,000      248,337
                                                                                            ----------
  Total United States Government Agencies (Cost $4,972,560)                                   4,972,560

  UNITED STATES TREASURY OBLIGATIONS (9.03%)
    U. S. Treasury Bill, due 05/19/05                                  2.675      350,000       348,773
    U. S. Treasury Bill, due 06/23/05                                  2.823      250,000       248,405
                                                                                            ----------
  Total United States Treasury Obligations (Cost $597,178)                                      597,178
                                                                                            ----------
Total Short-Term Investments (Cost $6,334,738)                                                6,334,738

OTHER ASSETS LESS LIABILITIES (4.20%)
  Cash, receivables, prepaid expense and other assets, less liabilities                         277,468
                                                                                            ----------
Total Net Assets (100.00%)                                                                $   6,612,206
                                                                                            ==========

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
March 31, 2005
(Unaudited)
                                                                                 Shares
                                                                                  Held            Value
                                                                                ----------      ----------
COMMON STOCKS (91.71%)
  BUSINESS SERVICES (3.64%)
  Microsoft Corp.                                                                   93,758    $  2,266,131
  Oracle Corp.                                                                      58,314<F1>     727,759
                                                                                               ----------
                                                                                                 2,993,890
  CHEMICALS AND ALLIED PRODUCTS (15.42%)
  Abbott Laboratories                                                               25,260       1,177,621
  Amgen, Inc.                                                                       18,200<F1>   1,059,422
  Bristol-Myers Squibb Co.                                                          36,063         918,164
  Dow Chemical Co.                                                                  10,720         534,392
  E.I. du Pont de Nemours & Co.                                                     16,081         823,990
  Eli Lilly & Co.                                                                   18,022         938,946
  Johnson & Johnson                                                                 43,580       2,926,833
  Merck & Co., Inc.                                                                 28,928         936,399
  Pfizer, Inc.                                                                      45,282       1,189,558
  Proctor & Gamble Co.                                                              41,042       2,175,226
                                                                                               ----------
                                                                                                12,680,551
  COMMUNICATIONS (4.60%)
  Comcast Corp.-Class A                                                             22,486<F1>     759,577
  SBC Communications, Inc.                                                          35,565         842,535
  Verizon Communications                                                            37,307       1,324,399
  Viacom, Inc.-Class B                                                              24,668         859,186
                                                                                               ----------
                                                                                                 3,785,697
  DEPOSITORY INSTITUTIONS (10.24%)
  Bank of America                                                                   46,596       2,054,884
  Citigroup, Inc.                                                                   49,326       2,216,710
  J. P. Morgan Chase & Co.                                                          47,270       1,635,542
  Wachovia Corp.                                                                    25,980       1,322,642
  Wells Fargo Co.                                                                   19,900       1,190,020
                                                                                               ----------
                                                                                                 8,419,798
  EATING AND DRINKING PLACES (1.96%)
  McDonald's Corp.                                                                  51,752       1,611,557

  ELECTRIC, GAS AND SANITARY SERVICES (3.26%)
  Dominion Resources, Inc.                                                          11,600         863,388
  Exelon Corp.                                                                      24,600       1,128,894
  Southern Co.                                                                      21,650         689,120
                                                                                               ----------
                                                                                                 2,681,402
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.75%)
  Cisco Systems, Inc.                                                               62,268<F1>   1,113,975
  General Electric Co.                                                              73,576       2,653,151
  Intel Corp.                                                                       58,206       1,352,125
  Motorola, Inc.                                                                    37,949         568,097
  Texas Instruments, Inc.                                                           27,001         688,255
                                                                                               ----------
                                                                                                 6,375,603
  FOOD AND KINDRED PRODUCTS (3.00%)
  Anheuser Busch Companies, Inc.                                                    11,432         541,762
  Coca-Cola Co. (The)                                                               26,389       1,099,630
  PepsiCo, Inc.                                                                     15,518         822,920
                                                                                               ----------
                                                                                                 2,464,312
  FORESTRY (0.53%)
  Weyerhaeuser Co.                                                                   6,400         438,400

  GENERAL MERCHANDISE STORES (2.60%)
  Wal-Mart Stores, Inc.                                                             42,623       2,135,839

  INDUSTRIAL MACHINERY AND EQUIPMENT (8.70%)
  3M Co.                                                                            17,808       1,525,968
  Applied Materials, Inc.                                                           24,000<F1>     390,000
  Caterpillar, Inc.                                                                 14,307       1,308,232
  Dell, Inc.                                                                        31,210<F1>   1,199,088
  EMC Corp.                                                                         38,068<F1>     468,998
  Hewlett-Packard Co.                                                               41,279         905,661
  International Business Machines Corp.                                             14,821       1,354,343
                                                                                               ----------
                                                                                                 7,152,290
  INSURANCE CARRIERS (2.56%)
  American International Group, Inc.                                                37,964       2,103,585

  LUMBER AND WOOD PRODUCTS (1.21%)
  Home Depot, Inc.                                                                  25,913         990,913

  MOTION PICTURES (2.37%)
  Disney (Walt) Co.                                                                 36,832       1,058,183
  Time Warner, Inc.                                                                 50,502<F1>     886,310
                                                                                               ----------
                                                                                                 1,944,493
  NONDEPOSITORY INSTITUTIONS (4.25%)
  American Express Co.                                                              52,797       2,712,182
  Federal National Mortgage Assoc.                                                  14,400         784,080
                                                                                               ----------
                                                                                                 3,496,262
  PETROLEUM AND COAL PRODUCTS (7.85%)
  ChevronTexaco Corp.                                                               39,400       2,297,414
  Exxon Mobil Corp.                                                                 69,771       4,158,351
                                                                                               ----------
                                                                                                 6,455,765
  PRIMARY METAL INDUSTRIES (1.14%)
  Alcoa, Inc.                                                                       30,898         938,990

  TOBACCO PRODUCTS (3.10%)
  Altria Group, Inc.                                                                38,965       2,547,921

  TRANSPORTATION EQUIPMENT (7.53%)
  Boeing Co. (The)                                                                  32,082       1,875,514
  General Motors Corp.                                                              16,700         490,813
  Honeywell International, Inc.                                                     38,024       1,414,873
  United Technologies Corp.                                                         23,701       2,409,444
                                                                                               ----------
                                                                                                 6,190,644
                                                                                               ----------
Total Common Stocks (Cost $62,442,889)                                                          75,407,912
                                                                                Principal
                                                                                 Amount
                                                                                ----------
SHORT-TERM INVESTMENTS (8.15%)
  COMMERCIAL PAPER (2.43%)
      NONDEPOSITORY INSTITUTIONS
      American General Finance Corp., 2.79%, due 05/04/05                    $   1,000,000       1,000,000
      American General Finance Corp., 2.86%, due 05/16/05                        1,000,000       1,000,000
                                                                                               ----------
  Total Commercial Paper (Cost $2,000,000)                                                       2,000,000

  UNITED STATES GOVERNMENT AGENCIES (4.92%)
      Federal Home Loan Mortgage Corp, due 04/05/05                                400,000         399,884
      Federal Home Loan Mortgage Corp, due 04/18/05                              1,950,000       1,947,619
      Federal National Mortgage Assn., due 04/27/05                              1,700,000       1,696,742
                                                                                               ----------
  Total United States Government Agencies (Cost $4,044,245)                                      4,044,245
                                                                                 Shares
                                                                                  Held
                                                                                ----------
  MONEY MARKET MUTUAL FUND (0.80%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $656,198)                      656,198         656,198
                                                                                               ----------
Total Short-Term Investments (Cost $6,700,443)                                                   6,700,443
                                                                                               ----------
Total Investments (Cost $69,143,332) (99.86%)                                                   82,108,355

OTHER ASSETS LESS LIABILITIES (0.14%)
  Cash, receivables, prepaid expense and other assets, less liabilities                            115,531
                                                                                               ----------
Total Net Assets (100.00%)                                                                    $ 82,223,886
                                                                                               ==========

<F1>  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                    $  22,409,842
  Unrealized Depreciation                                                      (9,444,819)
                                                                               ----------
  Net Unrealized Appreciation (Depreciation)                                    12,965,023

Cost for federal income tax purposes                                         $  69,143,332

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

                           SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund


By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date: 5/18/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date: 5/18/2005


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date: 5/18/2005